Fair Value Measurements (Assets and Liabilities at Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	$ 494,266		$ 438,910
Total investment securities AFS	480,577	[1]	421,082	[1]
Impaired non-covered loans and leases	6,664		10,519
Impaired covered loans	38,463		1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924		31,762		42,216	61,148
Foreclosed assets covered by FDIC loss share agreements	52,951		72,907		31,145
Total assets at fair value	592,579		538,124
Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	361,517	[1]	373,047	[1]
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	118,284	[1]	48,035	[1]
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	776	[1]
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS		[1]		[1]
Impaired non-covered loans and leases
Impaired covered loans
Foreclosed assets not covered by FDIC loss share agreements
Foreclosed assets covered by FDIC loss share agreements
Total assets at fair value
Level 1 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]		[1]
Level 1 [Member] | U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]		[1]
Level 1 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS	376,405	[1]	396,890	[1]
Total assets at fair value	376,405		396,890
Level 2 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	257,345	[1]	348,855	[1]
Level 2 [Member] | U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	118,284	[1]	48,035	[1]
Level 2 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	776	[1]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS	104,172	[1]	24,192	[1]
Impaired non-covered loans and leases	6,664		10,519
Impaired covered loans	38,463		1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924		31,762
Foreclosed assets covered by FDIC loss share agreements	52,951		72,907
Total assets at fair value	216,174		141,234
Level 3 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	$ 104,172	[1]	$ 24,192	[1]

[1]	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB-Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.